Equity Incentive Plan - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Jun. 03, 2015	Apr. 22, 2005	Apr. 30, 2010	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2009	Dec. 31, 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option exchange for new stock option granted			4,369,000
Stock options exercise price			$ 1.47
Eligible stock options exchanged for new stock options granted			3,785,000
Stock Option Granted				0	0	0
Stock Option Granted Intrinsic Value				$ 580	$ 3,688	$ 1,565
Total unrecognized compensation cost related to non-vested share-based compensation				0
Cash received from employee toward stock option exercise				93	494	514
Tax effect for stock-based compensation benefit (expense) for option and restricted stock units exercised				$ 37	561	(24)
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted exercise price			$ 1.85
2005 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares for issuance upon exercise of stock options and restricted stock units		10,000,000					15,000,000	15,000,000
Conversion ratio of restricted stock unit to ordinary shares				One-for-one
2015 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares for issuance upon exercise of stock options and restricted stock units	20,000,000
Restricted Stock Units | The 2005 Plan and The 2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost related to non-vested share-based compensation				$ 5,719
Stock Options And Restricted Stock Units Exercised
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax effect for stock-based compensation benefit (expense) for option and restricted stock units exercised				$ 1,702	$ 1,647	$ 1,231